Note 1 - Basis of Presentation: Schedule of reconciliation of cash, cash equivalents and restricted cash (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Details
Cash and Cash Equivalents	$ 41,517,031	$ 9,542,875
Restricted Cash	7,996,332	1,600,591
Total Cash, Cash Equivalents and Restricted Cash	$ 49,513,363	$ 11,143,466